Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of Loans Receivable [Table Text Block]

	Types of loans
	(dollars in thousands) December 31, 2012 December 31, 2011
Real Estate-Residential	$150,043	31.4%	$148,148	32.3%
Commercial	274,484	57.5	262,476	57.3
Construction	13,435	2.8	11,087	2.4
Commercial, financial and agricultural	25,113	5.3	22,684	5.0
Consumer loans to individuals	14,154	3.0	13,934	3.0
Total loans	477,229	100.0%	458,329	100.0%

Deferred fees	(519)		(422)
Total loans receivable	476,710		457,907
Allowance for loan losses	(5,502)		(5,458)
Net loans receivable	$471,208		$452,449

Changes In The Accretable Yield For Purchased Credit Impaired Loans [Table Text Block]
	2012	2011
Balance at beginning of period	$171	$329
Accretion	(95)	(67)
Reclassification and other	--	(91)
Balance at end of period	$76	$171

Loans Acquired And Accounted For in Accordance With ASC 310-30 [Table Text Block]
	December 31, 2012	December 31, 2011

Outstanding Balance	$1,145	$1,412
Carrying Amount	$1,069	$1,241

Allowance for Loan Losses and Recorded Investment in Financing Receivables [Table Text Block]

The following table presents changes in the allowance for loan losses:

	Year ended December 31,
	(dollars in thousands)
	2012	2011	2010

Allowance balance at beginning of period	$5,458	$5,616	$5,453
Charge-offs:
Commercial and all other	(24)	(2)	(85)
Real Estate	(2,354)	(1,735)	(699)
Consumer	(59)	(109)	(82)
Total	(2,437)	(1,846)	(866)
Recoveries:
Commercial and all other	-	5	—
Real Estate	7	51	2
Consumer	24	57	27
Total	31	113	29
Provision expense	2,450	1,575	1,000
Allowance balance at end of period	$5,502	$5,458	$5,616

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Charge Offs	(541)	(1,632)	(181)	(24)	(59)	(2,437)
Recoveries	7	-	-	-	24	31
Provision Expense	1,074	977	228	100	71	2,450
Ending balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Ending balance individually evaluated for impairment	$-	$9	-	-	-	$9
Ending balance collectively evaluated for impairment	$1,797	$3,174	$119	$223	$180	$5,493

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2010	$1,167	$3,976	$110	$171	$192	$5,616
Charge Offs	(482)	(1,253)	-	(2)	(109)	(1,846)
Recoveries	44	7	-	5	57	113
Provision Expense	528	1,108	(38)	(27)	4	1,575
Ending balance, December 31, 2011	$1,257	$3,838	$72	$147	$144	$5,458
Ending balance individually evaluated for impairment	$-	$1,231	-	-	-	$1,231
Ending balance collectively evaluated for impairment	$1,257	$2,607	$72	$147	$144	$4,227

Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

The following table shows the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
	Residential	Commercial	Construction	Commercial Loans	Consumer Loans	Total
December 31, 2012			(In thousands)
Individually evaluated for impairment	$-	$10,246	$-	$310	$-	$10,556
Loans acquired with deteriorated credit quality	270	799		-		1,069
Collectively evaluated for impairment	149,773	263,439	13,435	24,803	14,154	465,604
Total Loans	$150,043	$274,484	$13,435	$25,113	$14,154	$477,229
	Real Estate Loans
	Residential	Commercial	Construction	Commercial Loans	Consumer Loans	Total
December 31, 2011			(In thousands)
Individually evaluated for impairment	$-	$11,786	$-	$598	$-	$12,384
Loans acquired with deteriorated credit quality	343	903		-		1,246
Collectively evaluated for impairment	147,805	249,787	11,087	22,086	13,934	444,699
Total Loans	$148,148	$262,476	$11,087	$22,684	$13,934	$458,329

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

	Recorded Investment	Unpaid Principal Balance	Associated Allowance
December 31, 2012 With no related allowance recorded:			(In thousands)
Real Estate Loans
Residential	$270	$286	$-
Commercial	10,494	10,554	-
Commercial Loans	310	310	-
Subtotal	11,074	11,150	-
With an allowance recorded:
Real Estate Loans
Commercial	551	551	9
Subtotal	551	551	9
Total:
Real Estate Loans
Residential	270	286	-
Commercial	11,045	11,105	9
Commercial Loans	310	310	-
Total Impaired Loans	$11,625	$11,701	$9

	Recorded Investment	Unpaid Principal Balance	Associated Allowance
December 31, 2011 With no related allowance recorded:		(In thousands)
Real Estate Loans
Residential	$343	$385	$-
Commercial	5,866	5,994	-
Commercial Loans	598	598	-
Subtotal	6,807	6,978	-
With an allowance recorded:
Real Estate Loans
Commercial	6,823	6,823	1,231
Subtotal	6,823	6,823	1,231
Total:
Real Estate Loans
Residential	343	385	-
Commercial	12,689	12,818	1,231
Commercial Loans	598	598	-
Total Impaired Loans	$13,630	$13,801	$1,231

The following information for impaired loans is presented for the year ended December 31, 2012 and 2011:

	Average Recorded Investment			Interest Income Recognized
	2012	2011		2012	2011
			(In thousands)
Total:
Real Estate loans
Residential	$281	$245		$5	$7
Commercial	12,108	15,042		226	544
Commercial Loans	340	496		2	10
Total Loans	$12,729	$15,783		$233	$561

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2012
Commercial real estate loans	$251,484	$11,245	$11,755	$-	$-	$274,484
Commercial loans	24,427	318	368	-	-	25,113
Total	$275,911	$11,563	$12,123	$-	$-	$299,597

Loan Portfolio Summarized by the Past Due Status [Table Text Block]
	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2012
Real Estate loans
Residential	$146,847	$94	$256	$-	$2,846	$3,196	$150,043
Commercial	261,527	2,333	598	-	10,026	12,957	274,484
Construction	13,363	72	-	-	-	72	13,435
Commercial loans	24,785	-	-	-	328	328	25,113
Consumer loans	14,029	114	11	-	-	125	14,154
Total	$460,551	$2,613	$865	$-	$13,200	$16,678	$477,229

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2011
Real Estate loans
Residential	$143,550	$160	$1,351	$-	$3,087	$4,598	$148,148
Commercial	255,613	1,015	1,524	-	4,324	6,863	262,476
Construction	10,532	-	555	-	-	555	11,087
Commercial loans	22,086	194	-	-	404	598	22,684
Consumer loans	13,835	89	10	-	-	99	13,934
Total	$445,616	$1,458	$3,440	$-	$7,815	$12,713	$458,329